Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2013
Supplemental Disclosures Of Cash Flow Information [Abstract]
Supplemental Disclosures Of Cash Flow Information

20. SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash payments for interest were $6.4 million, $6.5 million and $4.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The consolidated statement of cash flows for the year ended December 31, 2013 is exclusive of approximately $10.5 million of property, plant and equipment additions which are recorded in Accounts payable.  The consolidated statements of cash flows for the year ended December 31, 2013 also excludes approximately $0.6 million related to the value of LTIP units that were issued to certain employees and directors of the General Partner.

The consolidated statement of cash flows for the year ended December 31, 2012 is exclusive of approximately $3.6 million of property, plant and equipment additions which are recorded in Accounts payable and $0.4 million related to the amount accrued for the acquisition of the western Kentucky assets discussed in Note 4, which is included in Accrued expenses and other. The consolidated statements of cash flows for the year ended December 31, 2012 also excludes approximately $0.7 million related to the value of LTIP units that were issued to certain employees and directors of the General Partner.

The consolidated statement of cash flows for the year ended December 31, 2011 is exclusive of approximately $3.2 million of property, plant and equipment additions which are recorded in accounts payable, approximately $5.2 million of property, plant and equipment additions which are included in accrued expenses and other liabilities and approximately $0.8 million related to the value of LTIP units that were issued to certain employees and directors of the General Partner.